SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

ForC&B Mid Cap Value Fund (the “Fund”)

                Effective December 31, 2011, Kermit S. Eck, CFA will retire as Portfolio Manager of the Fund. The Fund will continue to be managed by Daren C. Heitman, CFA, Steve Lyons, CFA, Michael M. Meyer, CFA, Edward W. O’Connor, CFA, R. James O’Neil, CFA, Mehul Trivedi, CFA and William Weber, CFA. All references to Kermit Eck in the above referenced Prospectuses and Statement of Additional Information should be considered deleted effective December 31, 2011.

September 26, 2011                                                                                                                                                            SCR091/P201ASP